Investment in Unconsolidated Joint Venture (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2026 USD ($)	Sep. 30, 2026 USD ($) property	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($) property	Dec. 31, 2023 USD ($)
Investment in Unconsolidated Joint Venture
Number of senior housing communities | property		74
Carrying value of the JV		$ 0	$ 312,709	$ 322,551
SH 2019 Ventures, LLV (JV)
Investment in Unconsolidated Joint Venture
Ownership percentage (in%)			53.50%	53.50%
Number of senior housing communities | property			19	19
Carrying value of the JV			$ 312,709	$ 322,551	$ 332,693
Termination fees payable (operator transition agreements)			2,500
Aggregate unamortized basis difference			$ 3,000	$ 4,000
SH 2019 Ventures, LLV (JV) | Sovereign Wealth Fund ("SWF") | Subsequent Events
Investment in Unconsolidated Joint Venture
Ownership percentage acquired (in%)	46.50%
Payment of acquiring ownership interest	$ 312,000
SH 2019 Ventures, LLV (JV) | Sovereign Wealth Fund ("SWF")
Investment in Unconsolidated Joint Venture
Ownership percentage (in%)			46.50%	46.50%